Long-Term Debt Issuances and Retirements (Details 3) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Feb. 15, 2015	Dec. 31, 2014	Jun. 24, 2014	Jun. 27, 2014	Mar. 04, 2014	Nov. 15, 2013
The Williams Companies, Inc. [Member] | 4.55% Senior Unsecured Notes due 2024 [Member]
Debt Instrument [Line Items]
Long-term debt face amount			$ 1,250
Long-term debt interest rate		4.55%	4.55%
The Williams Companies, Inc. [Member] | 5.75% Senior Unsecured Notes due 2044 [Member]
Debt Instrument [Line Items]
Long-term debt face amount			650
Long-term debt interest rate		5.75%	5.75%
Williams Partners L.P. [Member] | 3.8% Senior Unsecured Notes due 2015 [Member]
Debt Instrument [Line Items]
Long-term debt interest rate		3.80%
Williams Partners L.P. [Member] | 3.8% Senior Unsecured Notes due 2015 [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Long-term debt retired	750
Long-term debt interest rate	3.80%
Williams Partners L.P. [Member] | 3.9% Senior Unsecured Notes due 2025 [Member]
Debt Instrument [Line Items]
Long-term debt face amount				750
Long-term debt interest rate		3.90%		3.90%
Williams Partners L.P. [Member] | 4.9% Senior Unsecured Notes due 2045 [Member]
Debt Instrument [Line Items]
Long-term debt face amount				500
Long-term debt interest rate		4.90%		4.90%
Williams Partners L.P. [Member] | 4.3% Senior Unsecured Notes Due 2024 [Member]
Debt Instrument [Line Items]
Long-term debt face amount					1,000
Long-term debt interest rate		4.30%			4.30%
Williams Partners L.P. [Member] | 5.4% Senior Unsecured Notes Due 2044 [Member]
Debt Instrument [Line Items]
Long-term debt face amount					500
Long-term debt interest rate		5.40%			5.40%
Williams Partners L.P. [Member] | 4.5% Senior Unsecured Notes due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt face amount						600
Long-term debt interest rate		4.50%				4.50%
Williams Partners L.P. [Member] | 5.8% Senior Unsecured Notes due 2043 [Member]
Debt Instrument [Line Items]
Long-term debt face amount						$ 400
Long-term debt interest rate		5.80%				5.80%